Income Taxes - Summary of Components of the Net Deferred Income Tax Liability (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets:
Accounts receivable		$ 502	$ 312
Inventories		4,553	4,597
Accrued expenses		3,010	2,681
Disallowed interest		20,830	10,723
Lease liabilities		1,758	1,538
Capitalized research and development		3,985	2,413
Credits		491	195
Net operating loss		3,731	494
Total		38,860	22,953
Deferred income tax liabilities:
Intangible and other long-term assets		(43,198)	(42,673)
Indefinite-lived intangible assets		(12,679)	(10,185)
Property, plant and equipment		(7,719)	(8,215)
Operating lease assets		(1,728)	(1,527)
Prepaid expenses		(368)	(389)
Unrealized gain		(1)	(543)
Other		0	(62)
Total		(65,693)	(63,594)
Net deferred income tax liability before valuation allowance		(26,833)	(40,641)
Valuation allowance		(9,952)	0
Net deferred income tax liability	$ (36,820)	$ (36,785)	$ (40,641)